VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.2%
Canada : 6.2%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 $ 75 $ 72,883
3.80%, 01/25/50 25 17,906
Bank of Montreal
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84 25 25,499
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 25 25,942
Bank of Nova Scotia
1.30%, 09/15/26 75 71,178
2.45% (Term SOFR USD 3
Month+1.85%), 02/02/32 100 84,187
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 22,970
8.00% (US Treasury
Yield Curve Rate T 5
Year+4.02%), 01/27/84 50 52,275
Brookfield Finance, Inc.
3.50%, 03/30/51 25 17,291
Canadian Imperial Bank of
Commerce
5.24%, 06/28/27 50 50,616
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 25,594
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,739
CI Financial Corp.
3.20%, 12/17/30 25 21,391
Element Fleet Management
Corp. 144A
6.27%, 06/26/26 25 25,450
Enbridge, Inc.
2.50%, 08/01/33 50 40,210
3.12%, 11/15/29 100 91,891
4.25%, 12/01/26 25 24,802
5.70%, 03/08/33 25 25,336
8.25% (US Treasury
Yield Curve Rate T 5
Year+3.79%), 01/15/84 50 53,076
8.50% (US Treasury
Yield Curve Rate T 5
Year+4.43%), 01/15/84 50 55,492
Fortis, Inc.
3.06%, 10/04/26 50 48,580
Royal Bank of Canada
5.15%, 02/01/34 50 49,749
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84 50 47,944
Toronto-Dominion Bank
1.20%, 06/03/26 100 95,667
2.80%, 03/10/27 25 24,045
Par
(000’s) Value
Canada (continued)
4.11%, 06/08/27 $ 50 $ 49,313
7.25% (US Treasury
Yield Curve Rate T 5
Year+2.98%), 07/31/84 25 25,336
1,168,362
Denmark : 0.4%
Danske Bank A/S 144A
1.55% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/10/27 25 23,743
5.43% (US Treasury
Yield Curve Rate T 1
Year+0.95%), 03/01/28 50 50,595
74,338
France : 7.1%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 50 42,373
4.38%, 05/12/26 50 49,582
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29 225 225,981
5.18% (SOFR+1.52%),
01/09/30 50 50,187
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29 50 50,482
5.89% (SOFR+1.87%),
12/05/34 † 50 51,526
5.91% (SOFR+1.92%),
11/19/35 25 24,572
Credit Agricole SA 144A
5.37%, 03/11/34 50 50,061
5.51%, 07/05/33 50 50,543
5.59%, 07/05/26 75 75,987
Danone SA 144A
2.95%, 11/02/26 75 72,932
Societe Generale SA 144A
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 100 95,523
3.00%, 01/22/30 100 89,749
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 42,633
4.68%, 06/15/27 100 99,787
5.25%, 02/19/27 50 50,069
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35 25 25,026
6.22% (US Treasury
Yield Curve Rate T 1
Year+3.20%), 06/15/33 † 50 50,503
7.13% (US Treasury
Yield Curve Rate T 1
Year+2.95%), 01/19/55 50 49,242
1,246,758

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Germany : 0.2%
Deutsche Bank AG
3.73% (SOFR+2.76%),
01/14/32 $ 50 $ 44,021
Underline
Italy : 1.4%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 50 52,633
7.20%, 11/28/33 50 54,745
7.78% (US Treasury
Yield Curve Rate T 1
Year+3.90%), 06/20/54 25 27,345
7.80%, 11/28/53 50 57,234
UniCredit SpA 144A
1.98% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 06/03/27 50 48,048
240,005
Mexico : 0.2%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 25 18,142
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 23,500
41,642
Netherlands : 0.6%
Deutsche Telekom
International Finance BV
144A
3.60%, 01/19/27 75 73,337
Enel Finance International
NV 144A
2.12%, 07/12/28 25 22,774
Prosus NV 144A
3.26%, 01/19/27 25 23,856
119,967
Norway : 0.6%
DNB Bank ASA 144A
4.85% (SOFR+1.05%),
11/05/30 50 49,606
Var Energi ASA 144A
8.00%, 11/15/32 50 55,971
105,577
Saudi Arabia : 3.1%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30 100 85,907
3.25%, 11/24/50 50 32,361
3.50%, 04/16/29 125 117,603
3.50%, 11/24/70 50 30,885
4.25%, 04/16/39 150 128,700
4.38%, 04/16/49 100 79,921
5.25%, 07/17/34 25 24,768
5.88%, 07/17/64 25 23,311
523,456
Spain : 1.8%
Banco Bilbao Vizcaya
Argentaria SA
5.38%, 03/13/29 25 25,338
Banco Santander SA
Par
(000’s) Value
Spain (continued)
5.37% (US Treasury
Yield Curve Rate T 1
Year+0.95%), 07/15/28 $ 50 $ 50,429
5.44%, 07/15/31 75 75,554
5.59%, 08/08/28 150 152,858
6.53% (US Treasury
Yield Curve Rate T 1
Year+1.65%), 11/07/27 25 25,692
329,871
Sweden : 0.5%
Svenska Handelsbanken AB
144A
3.95%, 06/10/27 50 49,387
Swedbank AB 144A
1.54%, 11/16/26 25 23,735
5.47%, 06/15/26 25 25,297
98,419
Switzerland : 3.1%
UBS Group AG 144A
2.10% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 02/11/32 † 100 83,547
2.75% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/33 75 63,267
3.09% (SOFR+1.73%),
05/14/32 75 66,027
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43 75 54,600
4.12%, 04/15/26 200 198,658
6.30% (US Treasury
Yield Curve Rate T 1
Year+2.00%), 09/22/34 50 52,687
518,786
Taiwan : 0.5%
TSMC Global Ltd. 144A
1.25%, 04/23/26 100 95,977
Underline
United Arab Emirates : 0.8%
Abu Dhabi Crude Oil Pipeline
LLC 144A
4.60%, 11/02/47 125 110,011
ICICI Bank Ltd. 144A
4.00%, 03/18/26 25 24,757
Ruwais Power Co. PJSC 144A
6.00%, 08/31/36 25 25,182
159,950
United Kingdom : 0.7%
Barclays Plc
2.67% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 03/10/32 50 42,812
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42 50 36,459
Credit Agricole SA 144A
5.30%, 07/12/28 50 50,630
129,901

Par
(000’s) Value
United States : 71.0%
AIG SunAmerica Global
Financing X 144A
6.90%, 03/15/32 $ 25 $ 27,156
Altria Group, Inc.
2.45%, 02/04/32 75 61,930
3.40% (Term SOFR USD 3
Month+1.85%), 05/06/30 25 23,025
3.40%, 02/04/41 75 54,452
4.25%, 08/09/42 150 120,014
4.80%, 02/14/29 125 124,056
5.38%, 01/31/44 † 25 23,541
5.80%, 02/14/39 25 24,850
5.95%, 02/14/49 † 60 58,565
Apple, Inc.
2.05% (Term SOFR USD 3
Month+1.85%), 09/11/26 100 96,532
2.85% (Term SOFR USD 3
Month+1.85%), 08/05/61 75 45,066
3.20% (Term SOFR USD 3
Month+1.85%), 05/11/27 100 97,539
3.25%, 02/23/26 75 74,214
3.35% (Term SOFR USD 3
Month+1.85%), 02/09/27 50 49,085
4.10% (Term SOFR USD 3
Month+1.85%), 08/08/62 100 79,111
4.42%, 05/08/26 75 75,001
Ares Capital Corp.
2.15%, 07/15/26 25 24,005
2.88% (Term SOFR USD 3
Month+1.85%), 06/15/28 50 46,280
AT&T, Inc.
3.80% (Term SOFR USD 3
Month+1.85%), 12/01/57 250 173,513
Berkshire Hathaway Energy
Co.
2.85% (Term SOFR USD 3
Month+1.85%), 05/15/51 25 15,202
3.70%, 07/15/30 † 50 47,176
3.80%, 07/15/48 50 37,212
4.25%, 10/15/50 25 19,680
4.45%, 01/15/49 50 41,063
5.15%, 11/15/43 25 23,620
6.12%, 04/01/36 100 105,073
Berkshire Hathaway Finance
Corp.
2.85%, 10/15/50 † 125 78,189
3.85%, 03/15/52 50 37,717
4.20%, 08/15/48 200 164,154
Berkshire Hathaway, Inc.
3.12%, 03/15/26 75 74,028
Berry Global, Inc. 144A
4.88%, 07/15/26 50 49,888
5.65%, 01/15/34 25 25,323
5.80%, 06/15/31 25 25,703
Blue Owl Capital Corp.
3.40%, 07/15/26 50 48,633
Cameron LNG LLC 144A
2.90%, 07/15/31 50 43,809
Par
(000’s) Value
United States (continued)
3.70%, 01/15/39 $ 50 $ 40,564
Campbell Soup Co.
4.15%, 03/15/28 25 24,534
5.40%, 03/21/34 † 50 49,837
Capital One Financial Corp.
6.05% (SOFR+2.26%),
02/01/35 25 25,563
6.38% (SOFR+2.86%),
06/08/34 50 52,208
Carnival Corp. 144A
4.00%, 08/01/28 75 71,628
Centene Corp.
2.45%, 07/15/28 50 45,315
3.00%, 10/15/30 175 151,635
3.38%, 02/15/30 50 44,834
4.25%, 12/15/27 75 72,738
4.62%, 12/15/29 150 142,878
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,839
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.80%, 04/01/31 25 21,242
3.85%, 04/01/61 75 45,347
5.05%, 03/30/29 † 50 49,179
5.38%, 05/01/47 25 20,559
5.50%, 04/01/63 25 20,023
5.75%, 04/01/48 50 43,292
6.48%, 10/23/45 75 71,414
6.65%, 02/01/34 100 102,964
Cheniere Corpus Christi
Holdings LLC
5.12%, 06/30/27 75 75,442
Chubb INA Holdings LLC
3.35%, 05/03/26 25 24,659
Citigroup, Inc.
6.02% (SOFR+1.83%),
01/24/36 100 100,432
Coca-Cola Co.
1.65%, 06/01/30 50 42,789
3.45%, 03/25/30 50 47,241
5.40%, 05/13/64 † 75 72,133
Coca-Cola Co./The
1.38%, 03/15/31 100 82,190
1.50%, 03/05/28 25 22,894
2.50%, 06/01/40 75 53,093
4.65%, 08/14/34 50 48,615
Conagra Brands, Inc.
1.38%, 11/01/27 50 45,548
4.85%, 11/01/28 25 24,880
5.30%, 11/01/38 50 47,110
Constellation Brands, Inc.
2.25%, 08/01/31 50 41,678
3.15%, 08/01/29 50 46,216
Costco Wholesale Corp.
1.38%, 06/20/27 50 46,628
1.60%, 04/20/30 50 42,999

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Deutsche Bank AG/New York
NY
5.41%, 05/10/29 $ 50 $ 50,814
7.08% (SOFR+3.65%),
02/10/34 50 52,093
Duke Energy Carolinas LLC
3.20%, 08/15/49 25 16,694
4.95%, 01/15/33 75 73,897
5.30%, 02/15/40 75 73,565
5.35%, 01/15/53 † 25 23,686
Entergy Louisiana LLC
4.20%, 09/01/48 75 59,258
Equinix, Inc.
3.20%, 11/18/29 50 46,146
Expand Energy Corp.
5.38%, 03/15/30 75 73,693
Fiserv, Inc.
2.25%, 06/01/27 100 94,708
2.65%, 06/01/30 25 22,200
3.50%, 07/01/29 50 47,068
4.20%, 10/01/28 100 97,753
5.15%, 08/12/34 25 24,465
5.45%, 03/15/34 100 99,971
5.62%, 08/21/33 50 50,884
Florida Power & Light Co.
3.15%, 10/01/49 75 50,203
3.95%, 03/01/48 75 58,659
5.05%, 04/01/28 100 101,119
5.30%, 06/15/34 50 50,244
Gartner, Inc. 144A
3.75%, 10/01/30 25 22,942
General Mills, Inc.
2.88%, 04/15/30 100 90,445
3.20%, 02/10/27 25 24,350
4.95%, 03/29/33 25 24,462
5.25%, 01/30/35 † 25 24,672
GLP Capital LP / GLP
Financing II, Inc.
3.25%, 01/15/32 25 21,478
5.30%, 01/15/29 75 74,650
5.38%, 04/15/26 25 25,057
HCA, Inc.
2.38%, 07/15/31 125 104,828
4.12%, 06/15/29 25 23,983
5.12%, 06/15/39 75 68,998
5.25%, 06/15/26 25 25,072
5.25%, 06/15/49 25 21,918
5.50%, 06/15/47 125 114,716
Home Depot, Inc.
2.70%, 04/15/30 75 67,887
5.95%, 04/01/41 50 52,415
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 75 69,053
3.27%, 11/15/40 50 36,073
3.47%, 12/01/50 25 16,348
IQVIA, Inc.
6.25%, 02/01/29 25 25,894
Par
(000’s) Value
United States (continued)
ITC Holdings Corp. 144A
4.95%, 09/22/27 $ 25 $ 25,026
Jackson National Life Global
Funding 144A
5.55%, 07/02/27 † 25 25,354
Keurig Dr Pepper, Inc.
3.80%, 05/01/50 † 75 55,211
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 50 48,183
4.05%, 04/15/32 † 50 46,892
4.60%, 05/25/28 25 24,859
Kraft Heinz Foods Co.
3.00%, 06/01/26 100 97,815
5.00%, 06/04/42 100 90,373
5.20%, 07/15/45 † 100 91,171
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 50 56,201
Kroger Co./The
5.65%, 09/15/64 125 117,183
Lowe's Cos, Inc.
3.00%, 10/15/50 75 46,752
4.45%, 04/01/62 25 19,438
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,271
McDonald's Corp.
2.12%, 03/01/30 75 65,867
3.60%, 07/01/30 † 25 23,512
3.62%, 09/01/49 50 36,322
3.80%, 04/01/28 † 75 73,176
4.45%, 03/01/47 25 21,065
4.70%, 12/09/35 75 71,886
4.88%, 12/09/45 75 67,524
6.30%, 10/15/37 50 54,078
MetLife, Inc. 144A
9.25%, 04/08/38 50 58,986
Metropolitan Life Global
Funding I 144A
1.55%, 01/07/31 50 41,276
5.15%, 03/28/33 50 49,586
Mondelez International, Inc.
2.62%, 03/17/27 75 71,922
2.62%, 09/04/50 25 14,625
2.75%, 04/13/30 25 22,486
MPLX LP
1.75%, 03/01/26 50 48,440
Nestle Holdings, Inc. 144A
5.00%, 03/14/28 50 50,667
5.25%, 03/13/26 75 75,679
News Corp. 144A
3.88%, 05/15/29 25 23,365
NRG Energy, Inc. 144A
2.45%, 12/02/27 25 23,272
Oncor Electric Delivery Co.
LLC
4.95%, 09/15/52 50 44,360
5.65%, 11/15/33 25 25,636
Oracle Corp.
2.95%, 04/01/30 25 22,661

Par
(000’s) Value
United States (continued)
3.85%, 07/15/36 $ 75 $ 64,079
3.85%, 04/01/60 75 51,249
4.12%, 05/15/45 100 79,029
4.30%, 07/08/34 75 68,832
4.38%, 05/15/55 50 38,902
5.38%, 07/15/40 150 143,801
6.50%, 04/15/38 50 53,488
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,330
Pacific Gas and Electric Co.
2.50%, 02/01/31 25 21,034
3.00%, 06/15/28 25 23,140
3.25%, 06/01/31 75 65,571
3.30%, 08/01/40 50 35,646
3.50%, 08/01/50 50 32,752
3.75%, 07/01/28 75 71,156
4.50%, 07/01/40 50 41,380
4.95%, 07/01/50 75 61,803
6.15%, 01/15/33 50 50,617
6.75%, 01/15/53 25 25,882
6.95%, 03/15/34 100 106,357
PepsiCo, Inc.
1.62%, 05/01/30 50 42,815
2.38%, 10/06/26 50 48,410
2.62%, 10/21/41 50 34,842
2.75%, 03/19/30 75 68,311
2.75%, 10/21/51 † 75 46,439
2.85%, 02/24/26 50 49,225
2.88%, 10/15/49 50 32,499
3.60%, 02/18/28 75 73,288
4.45%, 04/14/46 50 43,410
Philip Morris International,
Inc.
2.75%, 02/25/26 100 98,199
3.38%, 08/15/29 75 70,577
3.88%, 08/21/42 50 39,702
4.12%, 03/04/43 50 40,809
4.38%, 11/15/41 90 76,659
5.12%, 02/13/31 50 50,280
5.38%, 02/15/33 25 25,096
5.62%, 11/17/29 50 51,607
5.75%, 11/17/32 50 51,585
Procter & Gamble Co./The
1.00%, 04/23/26 25 24,048
Public Service Co. of
Colorado
1.88%, 06/15/31 50 41,395
Republic Services, Inc.
1.75%, 02/15/32 † 50 40,435
3.95%, 05/15/28 50 48,849
San Diego Gas & Electric Co.
1.70%, 10/01/30 50 41,758
5.35%, 04/01/53 25 23,230
Sherwin-Williams Co.
3.45%, 06/01/27 75 73,109
Southern California Edison
Co.
3.65%, 02/01/50 50 34,280
Par
(000’s) Value
United States (continued)
4.65%, 10/01/43 $ 100 $ 82,411
5.20%, 06/01/34 50 47,759
5.30%, 03/01/28 25 25,051
5.45%, 06/01/31 50 49,792
Southern Co.
3.25%, 07/01/26 50 49,076
Sprint Capital Corp.
6.88%, 11/15/28 75 79,621
Sprint LLC
7.62%, 03/01/26 125 127,560
Time Warner Cable
Enterprises LLC
8.38%, 07/15/33 25 28,306
Time Warner Cable LLC
4.50%, 09/15/42 25 19,179
5.50%, 09/01/41 25 21,718
5.88%, 11/15/40 25 22,669
6.55%, 05/01/37 50 49,216
6.75%, 06/15/39 25 25,020
T-Mobile USA, Inc.
1.50%, 02/15/26 50 48,403
2.25%, 11/15/31 25 20,879
3.00%, 02/15/41 100 71,486
3.40%, 10/15/52 75 49,944
3.60%, 11/15/60 75 49,634
3.75%, 04/15/27 100 97,958
3.88%, 04/15/30 150 141,822
4.38%, 04/15/40 75 65,202
Transcontinental Gas Pipe
Line Co. LLC
7.85%, 02/01/26 25 25,568
Tyson Foods, Inc.
3.55%, 06/02/27 75 72,949
4.35%, 03/01/29 50 48,716
4.55%, 06/02/47 25 20,603
5.10%, 09/28/48 25 22,196
5.70%, 03/15/34 25 25,207
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 50,857
Verizon Communications,
Inc.
2.35%, 03/15/32 50 41,611
2.55%, 03/21/31 125 108,416
3.00%, 11/20/60 † 50 29,115
3.70%, 03/22/61 † 75 51,009
4.02%, 12/03/29 175 168,454
4.12%, 03/16/27 † 75 74,279
4.33%, 09/21/28 50 49,337
VICI Properties LP
4.75%, 02/15/28 100 99,335
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 25 24,307
4.25%, 12/01/26 75 73,860
Vistra Operations Co. LLC
144A
3.70%, 01/30/27 25 24,360

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.30%, 07/15/29 $ 50 $ 47,942
6.95%, 10/15/33 25 26,853
Walmart, Inc.
2.50%, 09/22/41 50 34,643
4.00%, 04/15/26 25 24,925
Waste Management, Inc.
3.15%, 11/15/27 25 24,088
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 50 48,861
Weyerhaeuser Co.
4.75%, 05/15/26 50 50,028
Wipro IT Services LLC 144A
1.50%, 06/23/26 50 47,749
XPO, Inc. 144A
Par
(000’s) Value
United States (continued)
6.25%, 06/01/28 $ 25 $ 25,377
12,800,282
Total Corporate Bonds
(Cost: $18,330,702) 17,697,312
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.0%
Money Market Fund: 1.0%
(Cost: $180,412)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 180,412 180,412
Total Investments: 99.2%
(Cost: $18,511,114) 17,877,724
Other assets less liabilities: 0.8% 140,708
NET ASSETS: 100.0% $ 18,018,432
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $974,355.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,595,787, or 25.5% of net assets.